June 19, 2019

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	North Capital Funds Trust (File Nos. 333-228904 and 811-23404)

Dear Sir/Madam:

On behalf of North Capital Funds Trust (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act of 1933.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ JoAnn M. Strasser
JoAnn M. Strasser

Thompson Hine llp Attorneys at Law	41 South High Street Suite 1700 Columbus, Ohio 43215-6101	www.ThompsonHine.com O: 614.469.3200 F: 614.469.3361